Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
Future minimum payments for all non-cancelable operating leases having a remaining term in excess of one year at December 31, 2013, are as follows (in thousands):

Year Ending December 31,
2014	$6,731
2015	4,680
2016	4,098
2017	3,805
2018	3,499
Thereafter	28,587
Total	$51,400